Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)				7 Months Ended
	May 28, 2021	Mar. 08, 2021	Mar. 08, 2021	Sep. 30, 2021
Accounting Policies [Line Items]
Cash equivalents		$ 0	$ 0	$ 0
Unrecognized tax benefits		0	0	0
Unrecognized tax benefits income tax penalties and interest accrued		$ 0	$ 0	0
Total transaction costs incurred in connection with initial public offering	$ 13,198,430			13,198,430
Underwriting fee	4,600,000			4,600,000
Deferred underwriting fee payable	8,050,000			8,050,000
Other Offering Costs	$ 548,430			548,430
Federal Depository Insurance Coverage amount				250,000
Share issued with Liquidation Preference				23,000,000
Offering costs				$ 523,430
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation		750,000	100,000	100,000
Public Shares [Member]
Accounting Policies [Line Items]
Offering costs				$ 13,181,867
Private Placement [Member]
Accounting Policies [Line Items]
Offering costs				$ 16,563
US Government Securities [Member]
Accounting Policies [Line Items]
Restricted Investments Term				185 days